Consolidated Statements of Comprehensive (Loss) Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Operation income	$ 493	$ 1,851	$ 2,508
Operation expenses	(73)		(740)
Net operation income	420	1,851	1,768
Costs and expenses
General and administrative expenses	(20,402)	(9,450)	(8,359)
Selling and marketing expenses	(813)
Total costs and expenses	(21,215)	(9,450)	(8,359)
Operating loss	(20,795)	(7,599)	(6,591)
Other (expenses) income, net	(714)	8,495	(8,497)
Interest income	5,601	7,621	5,554
Loss on demolished building facilities	(4,074)
Gain on disposal of property	6,763
Write off of demolished building	(35)	(4,573)
(Loss) income before income tax	(13,254)	3,944	(9,534)
Income tax	0	0	0
Consolidated net (loss) income	(13,254)	3,944	(9,534)
Foreign currency translation adjustment	(10,437)	6,311	(7,736)
Other comprehensive (loss) income	(10,437)	6,311	(7,736)
Consolidated comprehensive (loss) income	$ (23,691)	$ 10,255	$ (17,270)
Basic (loss) income per share	$ (0.35)	$ 0.11	$ (0.26)
Diluted (loss) income per share	$ (0.35)	$ 0.11	$ (0.26)